SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Number of shares issued to settle accounts payable (in shares)	2,786,667	614,447
Value of shares issued to settle accounts payable	$ 434,000	$ 168,857
Accounts payable	$ 330,227	$ 168,000
Shares issued for consulting services (in shares)	4,868,056	1,590,000
Value of shares issued for consulting services	$ 422,000	$ 364,600
Interest relating to loans receivable		$ 8,374